CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, available to be designated	9,485,000	9,485,000	9,485,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	3,527,470	1,982,039	1,505,883
Common stock, shares outstanding	3,526,146	1,980,715	1,505,426
Treasury stock shares	1,324	1,324	457
Series A Convertible Preferred Stock [Member]
Series A redeemable convertible cumulative preferred stock, stated value per share	$ 10	$ 10	$ 10
Series A redeemable convertible cumulative preferred stock, shares designated	500,000	500,000	500,000
Series A redeemable convertible cumulative preferred stock, shares issued	0	0
Series A redeemable convertible cumulative preferred stock, shares outstanding	0	0
Preferred stock, conversion price per share	$ 6.30	$ 6.30	$ 6.30
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized	15,000	15,000	15,000
Preferred stock, shares issued	1,705	1,705	2,830
Preferred stock, shares outstanding	1,705	1,705	2,830
Preferred stock, conversion price per share	$ 7	$ 7	$ 7.00